Guarantee (Details)			1 Months Ended
	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Guarantee (Details) [Line Items]
Bank borrowing	$ 441,689	¥ 2,800,000	$ 536,337	¥ 3,400,000
Jianping Zhou [Member]
Guarantee (Details) [Line Items]
Bank borrowing					$ 914,928	¥ 5,800,000